PROPERTY AND EQUIPMENT, NET (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Cost		$ 1,969,701	$ 642,185
Accumulated depreciation		824,901	24,821
Property and equipment, net	1,066,000	1,144,800	617,364
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost		138,379	51,466
Accumulated depreciation		37,114	10,196
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost		61,987	12,823
Accumulated depreciation		3,255	535
Production Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost		1,769,335	574,515
Accumulated depreciation		784,532	13,727
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost		0	3,381
Accumulated depreciation		$ 0	$ 363